Fair Value of Financial Instruments and Risk Management - Additional Information (Detail) (CAD)	12 Months Ended
	Dec. 31, 2014 Counterparty	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fair value hedge exposure	3.00%	8.00%
Long-term debt	8,923,000,000	9,045,000,000
Term debt		256,000,000
Floating-to-fixed interest-rate swap	150,000,000
Short-term investments		251,000,000
Bench mark period of government bond Yield	30 years
Transmission Business' annual results of operations	20,000,000	19,000,000
Distribution Business' annual results of operations	10,000,000	10,000,000
Description of cash flow hedge agreements	No cash flow hedge agreements were in existence as at December 31, 2014 or 2013.
Assets at fair value	2,000,000	12,000,000
Provision for bad debts	66,000,000	36,000,000	23,000,000
Account receivable, Percentage	6.00%	4.00%
Account receivable, Period	60 days
Counterparty credit risk exposure on the fair value	3,000,000	14,000,000
Number of counterparties	5
Credit exposure	10.00%
Accounts payable and accrued liabilities	784,000,000	789,000,000
Scenario, Forecast [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Percentage of increase/(decrease) in interest rate	(1.00%)
Variable Interest Rate [Member] | Scenario, Forecast [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Percentage of increase/(decrease) in interest rate	10.00%	10.00%
Customer Concentration Risk [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Accounts receivable	0	0
Banker's Acceptances and Money Market Funds [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Short-term investments		515,000,000
Revolving Standby Credit Facility [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Commercial paper program debt	1,500,000,000
2.95% Series 21 Notes Due 2015 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	125,000,000
Long-term debt	500,000,000	500,000,000
Number of agreements	2
Conversion of debt	250,000,000
Term debt	500,000,000
Debt maturity date	Sep. 11, 2015
Floating-Rate Series 22 Notes Due 2015 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt	50,000,000	50,000,000
Term debt	50,000,000
Floating-to-fixed interest-rate swap	50,000,000
Floating-Rate Series 31 Notes Due 2019 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt	228,000,000
Term debt	228,000,000
Floating-to-fixed interest-rate swap	137,000,000
Floating-Rate Series 27 Notes Due 2016 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt	50,000,000	50,000,000
Term debt	50,000,000
Floating-to-fixed interest-rate swap	30,000,000
Floating Rate Series 22 Notes Due July 2015 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Term debt	50,000,000
Floating-to-fixed interest-rate swap	30,000,000
Interest-Rate Swaps [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	250,000,000	750,000,000
Notional value	409,000,000	900,000,000
Interest-Rate Swaps [Member] | Norfolk Power [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Notional value	12,000,000
Number of interest-rate swaps	3
Interest-Rate Swaps [Member] | Fair Value Hedges [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Notional value	250,000,000	750,000,000
Fair Value Hedge [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt	8,925,000,000	9,057,000,000
One Interest-Rate Swaps [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Debt maturity date	Sep. 20, 2029
Floating-to-fixed interest-rate swap	8,000,000
Two Interest-Rate Swaps [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Debt maturity date	Sep. 20, 2029
Floating-to-fixed interest-rate swap	2,000,000
Three Interest-Rate Swaps [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Debt maturity date	Sep. 20, 2019
Floating-to-fixed interest-rate swap	2,000,000